Acquisitions - Sunrise Oil Sands Partnership, Summary of Consideration (Details) - Sunrise Oil Sands Partnership - CAD ($) $ in Millions	Aug. 31, 2022	Jun. 13, 2022
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 394
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date	40
Initial Recognition	600	$ 600
Consideration transferred	$ 1,034